Intangible Assets	12 Months Ended
Jun. 30, 2021
Intangible Assets [Abstract]
Intangible Assets	Intangible Assets

2021	Client relationship £’000	Software and licences £’000	Non-Compete Agreement £’000	Trade name £’000	Supplier relationships £’000	Software own work-concluded projects £’000	Other intangible assets in progress £’000	Total £’000
Cost
At 1 July 2020	£45,489	£7,288	£144	£272	£120	£1,089	£122	£54,524
Additions	—	634	—	—	—	—	92	726
On acquisition of subsidiary / business	41,071	54	—	—	—	—	157	41,282
Reclassification	—	—	—	—	—	138	(138)	—
Disposals	—	(19)	—	—	—	—	—	(19)
Effect of foreign exchange translations	(4,425)	(48)	(16)	—	—	(68)	(4)	(4,561)
At 30 June 2021	£82,135	£7,909	£128	£272	£120	£1,159	£229	£91,952

Amortisation
At 1 July 2020	£13,800	£1,556	£144	£36	£16	£221	£—	£15,773
Charge for the year	6,656	744	—	54	24	434	—	7,912
Disposals	—	(2)	—	—	—	—	—	(2)
Effect of foreign exchange translations	(1,205)	(35)	(16)	—	—	(25)	—	(1,281)
At 30 June 2021	£19,251	£2,263	£128	£90	£40	£630	£—	£22,402
Net book value
At 30 June 2021	£62,884	£5,646	£—	£182	£80	£529	£229	£69,550

2020	Client relationship £’000	Software and licences £’000	Non-Compete Agreement £’000	Trade name £’000	Supplier relationships £’000	Software own work-concluded projects £’000	Software own work-projects in progress £’000	Total £’000
Cost
At 1 July 2019	£34,440	£4,885	£139	£—	£—	£—	£—	£39,464
Additions	—	2,427	—	—	—	—	88	2,515
On acquisition of subsidiary / business	9,502	9	—	272	120	818	212	10,933
Reclassification	—	—	—	—	—	187	(187)	—
Disposals	—	(37)	—	—	—	—	—	(37)
Effect of foreign exchange translations	1,547	4	5	—	—	84	9	1,649
At 30 June 2020	£45,489	£7,288	£144	£272	£120	£1,089	£122	£54,524

Amortisation
At 1 July 2019	£9,414	£1,001	£139	£—	£—	£—	£—	£10,554
Charge for the year	4,019	572	—	36	16	194	—	4,837
Disposals	—	(23)	—	—	—	—	—	(23)
Effect of foreign exchange translations	367	6	5	—	—	27	—	405
At 30 June 2020	£13,800	£1,556	£144	£36	£16	£221	£—	£15,773
Net book value
At 30 June 2020	£31,689	£5,732	£—	£236	£104	£868	£122	£38,751